Shareholders' Equity (Details) - Schedule of Share Options, Granted to Employees, Directors, Under Option Plans - $ / shares	9 Months Ended		12 Months Ended
	Sep. 30, 2023		Dec. 31, 2022		Dec. 31, 2021
Schedule of Share Options, Granted to Employees, Directors, Under Option Plans [Abstract]
Number of Options, Outstanding Beginning balance	96,458	[1]	890,493		879,251
Weighted- Average Exercise Price, Beginning balance	$ 4.89	[1]	$ 0.1518		$ 0.0874
Weighted Average Remaining Contractual Life, Beginning balance	5 years 4 months 2 days	[1]	5 years 5 months 4 days		6 years 3 months
Number of Options, Granted	400		167,779		43,261
Weighted- Average Exercise Price, Granted	$ 1.48		$ 2.1964		$ 1.3616
Number of Options, Exercised	(2,489)		(77,749)		(2,763)
Weighted- Average Exercise Price, Exercised	$ 0.9		$ 0.0812		$ 0.1058
Number of Options, Expired and forfeited	(3,992)
Weighted- Average Exercise Price, Expired and forfeited	$ 28.16		$ 1.5089		$ 0.0874
Number of Options, Outstanding, Ending balance	90,377		96,458	[1]	890,493
Weighted- Average Exercise Price, Ending balance	$ 3.94		$ 4.89	[1]	$ 0.1518
Weighted Average Remaining Contractual Life, Ending balance	4 years 5 months 8 days
Number of Options, Exercisable	77,759		771,956		801,562
Weighted- Average Exercise Price, Exercisable	$ 2.23		$ 0.1476		$ 0.276
Weighted Average Remaining Contractual Life, Exercisable	3 years 10 months 6 days		4 years 4 months 9 days		5 years 1 month 6 days

[1]	Restricted Stock Units (*):